Intangible Assets, Net - Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Wells unassigned to a reserve:
Balance at the beginning of the period	$ 20,016,146
Balance at the end of the period	27,048,344		$ 20,016,146
Wells unassigned to reserve [member]
Wells unassigned to a reserve:
Balance at the beginning of the period	18,639,136	$ 21,435,160	21,435,160
Additions to construction in progress	13,421,438	9,092,291	25,377,983
Transfers against expenses	(4,539,894)	(4,663,242)	(12,565,711)
Transfers against fixed assets	(3,513,868)	(4,311,419)	(15,608,296)
Balance at the end of the period	$ 24,006,812	$ 21,552,790	$ 18,639,136